Investment in Unconsolidated Investees	9 Months Ended
Sep. 30, 2021
Other Investments [Abstract]
Investment in Unconsolidated Investees	<table border="0" cellpadding="0" cellspacing="0" style="font-family: arial; font-size: 11pt; border-collapse: collapse; border-spacing: 0px; text-indent: 0px;;width:100%;"><tr style="page-break-inside: avoid;"><td style="text-align:left;;vertical-align:top;;width:5%;"> 20 </td><td style="text-align:left;;vertical-align:top;"> Investment in Unconsolidated Investees </td></tr></table>  <br/> <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table> Effective March 1, 2021, the Comp a ny completed a common equity investment in an artificial intelligence business (“AI business”) as part of a private placement offering for $4.6 million. The AI business develops artificial intelligence aided software programs for use in medical businesses, including outpatient imaging services of the sort provided by the Company. As a result of the investment, a previous investment in a convertible note instrument issued by the AI business to the Company in May 2020 converted to common equity. The Company’s total common equity investment is estimated to be valued at $ 8.0 million and represents a 34.5% interest in the AI business on a non-diluted basis. In addition, the Company holds share purchase warrants which, subject to the occurrence of certain events and certain assumptions, and the payment of $0.4 million, would entitle the Company to acquire an additional 2.4% ownership interest in the AI business common equity. During the nine months ended September 30, 2021, the Company recognized a gain of $3.4 million on the conversion of the convertible note instrument to common equity and the share purchase warrants. This gain is included in the condensed consolidated statements of operations and comprehensive loss in other financial instruments revaluation and other losses (gains).  The Company has a 15% direct ownership in an unconsolidated investee and provides management services under a management agreement with the investee. The Company provides services as part of its ongoing operations for and on behalf of the unconsolidated investee, which reimburses the Company for the actual amount of the expenses incurred. The Company records the expenses in cost of operations and the reimbursement as revenue in the condensed consolidated statements of operations and comprehensive income (loss).  The financial position and results of operations of these unconsolidated investees are not material to the Company’s condensed consolidated financial statements.  <table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>